Defined benefit plans (Detail 9) - Swiss defined benefit plans - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Increase / (decrease) in defined benefit obligation
Rate of pension increase	0.00%	0.00%
Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	$ (1,497)	$ (1,667)
Decrease by 50 basis points	1,693	1,893
Rate of salary increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	162	166
Decrease by 50 basis points	(162)	(167)
Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	1,141	1,315
Rate of interest credit on retirement savings
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	379	254
Decrease by 50 basis points	(254)	(252)
Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	$ 783	$ 895